31. COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingent Liabilities
Schedule of off-balance sheet contractual obligations

The following were the Company’s off-balance sheet contractual obligations as at December 31, 2018:

	2019	2020	2021	2022	2023	Thereafter	Total

Operating property leases	$3,190	$3,434	$3,630	$3,097	$3,003	$17,483	$33,837
Capital commitments	22,460	—	—	—	—	—	22,460
Other operating commitments	18,501	11,425	9,114	3,563	2,937	8,453	53,993
	$44,151	$14,859	$12,744	$6,660	$5,940	$25,936	$110,290